Insurance - Summary of Net Premiums and Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Gross amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 5,090	$ 4,515
Claims and benefits	3,834	3,700
Reinsurers' share of amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	(250)	(249)
Claims and benefits	(287)	(316)
Net Amounts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	4,840	4,266
Claims and benefits	$ 3,547	$ 3,384